Equity Investments - Venture Capital (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Equity Investments
Investments in venture capital funds	€ 303	€ 255
Total commitments to make equity investment in other entities	957	757
Drawn made from total commitments to make equity investment in other entities	654	€ 502
Due 2023
Equity Investments
Investments in venture capital funds	€ 303